Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disclosure Details of Principal Subsidiaries and Variable Interest Entities
As of December 31, 2020, the Company’s principal subsidiaries, variable interest entities, and subsidiaries of the variable interest entities, are as follows:

Name	Place of establishment	Date of establishment/ acquisition	Percentage of equity interest attributable to the Company	Principal activities
Subsidiaries:
Kingsoft Cloud Corporation Limited	HK	February 1, 2012	100%	Cloud services
Kingsoft Cloud Inc.	U.S.	December 22, 2017	100%	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd.	PRC	December 26, 2017	100%	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”)*	PRC	April 9, 2012	100%	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”)*	PRC	December 15, 2015	100%	Research and development
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”)	PRC	November 9, 2012	Nil	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”)	PRC	April 13, 2018	Nil	Investment holding
Variable interest entities’ subsidiaries:
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”)	PRC	November 9, 2012	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”)	PRC	December 17, 2015	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd.	PRC	March 31, 2016	Nil	Cloud services
*	collectively, the “WFOE”

Schedule of Assets Liabilities Results of Variable Interest Entities
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	751,103	1,429,508	219,082
Accounts receivable, net of allowance of RMB22,894 and RMB15,745 (US$2,413) as of December 31, 2019 and 2020, respectively	1,317,110	2,258,313	346,102
Prepayments and other assets	385,402	630,121	96,570
Amounts due from related parties	106,368	204,275	31,306
Amounts due from subsidiaries of the Group	787,900	1,631,592	250,052

Total current assets	3,347,883	6,153,809	943,112

Non-current assets:
Property and equipment, net	1,465,338	1,727,620	264,769
Intangible assets, net	6,487	14,980	2,296
Prepayments and other assets	32,624	9,978	1,529
Equity investments	72,000	86,251	13,219
Amounts due from related parties	2,336	4,712	722
Operating lease right-of-use assets	—	210,338	32,236

Total non-current assets	1,578,785	2,053,879	314,771

Total assets	4,926,668	8,207,688	1,257,883

Current liabilities
Accounts payable	1,236,706	2,013,428	308,571
Accrued expenses and other liabilities	780,991	521,307	79,894
Short-term bank loans	—	278,488	42,680
Long-term bank loan, current portion	100,000	74,351	11,395
Income tax payable	—	45	7
Amounts due to related parties	50,472	56,795	8,704
Current operating lease liabilities	—	56,261	8,622
Amounts due to subsidiaries of the Group	1,010,663	903,879	138,526

Total current liabilities	3,178,832	3,904,554	598,399

Non-current liabilities
Long-term bank loan	74,351	—	—
Deferred tax liabilities	206	29	4
Other liabilities	—	7,020	1,076
Non-current operating lease liabilities	—	146,012	22,377
Amounts due to subsidiaries of the Group	4,244,727	7,367,267	1,129,084

Total non-current liabilities	4,319,284	7,520,328	1,152,541

Total liabilities	7,498,116	11,424,882	1,750,940

Schedule of Operations and Cash Flows Results of Variable Interest Entities

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenues	2,218,172	3,882,352	6,377,158	977,342
Net loss	(872,291)	(970,344)	(922,908)	(141,442)
Net cash used in operating activities	(451,199)	(785,378)	(833,479)	(127,736)
Net cash used in investing activities	(990,734)	(836,981)	(1,471,637)	(225,538)
Net cash generated from financing activities	1,838,484	1,618,102	2,802,088	429,439